Performance Management	Oct. 03, 2025
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the YP Amazon Fund by showing changes in the Fund’s performance over time. The following bar chart shows the YP Amazon Fund’s annual returns. The table illustrates how the YP Amazon Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the YP Amazon Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the YP Amazon Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor YP Amazon Fund (the Kurv Yield Premium Strategy Amazon (AMZN) ETF, a former series of NEOS ETF Trust) for dates prior to November 18, 2024. The YP Amazon Fund has adopted the performance of the Predecessor YP Amazon Fund as a result of a reorganization in which the YP Amazon Fund has acquired all the assets and liabilities of the Predecessor YP Amazon Fund (the “Reorganization”). Prior to the Reorganization, the YP Amazon Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the YP Amazon Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the YP Amazon Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The YP Amazon Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was 1.24%.

During the period shown in the bar chart, the best performance for a quarter was 16.12% for the quarter ended December 31, 2024. The worst performance was -2.31% for the quarter ended September 30, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	16.12%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(2.31%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the YP Amazon Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
YP Amazon Fund
Return Before Taxes	37.31%	44.93%
Return After Taxes on Distributions	28.65%	35.90%
Return After Taxes on Distributions and Sale of Fund Shares	21.43%	30.10%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.22%

*	The YP Amazon Fund commenced operations on October 30, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the YP Amazon Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the YP Google Fund by showing changes in the Fund’s performance over time. The following bar chart shows the YP Google Fund’s annual returns. The table illustrates how the YP Google Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the YP Google Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the YP Google Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor YP Google Fund (the Kurv Yield Premium Strategy Google (GOOGL) ETF) for dates prior to November 18, 2024. The YP Google Fund has adopted the performance of the Predecessor YP Google Fund as a result of a reorganization in which the YP Google Fund has acquired all the assets and liabilities of the Predecessor YP Google Fund (the “Reorganization”). Prior to the Reorganization, the YP Google Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the YP Google Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the YP Google Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The YP Google Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was -7.19%.

During the period shown in the bar chart, the best performance for a quarter was 18.00% for the quarter ended June 30, 2024. The worst performance was -7.33% for the quarter ended September 30, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(7.19%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	18.00%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(7.33%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the YP Google Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
YP Google Fund
Return Before Taxes	27.66%	34.17%
Return After Taxes on Distributions	21.61%	27.79%
Return After Taxes on Distributions and Sale of Fund Shares	16.02%	23.17%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.22%

*	The YP Google Fund commenced operations on October 30, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the YP Google Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the YP Microsoft Fund by showing changes in the Fund’s performance over time. The following bar chart shows the YP Microsoft Fund’s annual returns. The table illustrates how the YP Microsoft Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the YP Microsoft Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the YP Microsoft Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor YP Microsoft Fund (the Kurv Yield Premium Strategy Microsoft (MSFT) ETF for dates prior to November 18, 2024. The YP Microsoft Fund has adopted the performance of the Predecessor YP Microsoft Fund as a result of a reorganization in which the YP Microsoft Fund has acquired all the assets and liabilities of the Predecessor YP Microsoft Fund (the “Reorganization”). Prior to the Reorganization, the YP Microsoft Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the YP Microsoft Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the YP Microsoft Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The YP Microsoft Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was 12.49%.

During the period shown in the bar chart, the best performance for a quarter was 10.97% for the quarter ended March 31, 2024. The worst performance was -3.47% for the quarter ended September 30, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	10.97%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(3.47%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the YP Microsoft Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
YP Microsoft Fund
Return Before Taxes	10.19%	14.97%
Return After Taxes on Distributions	5.43%	9.96%
Return After Taxes on Distributions and Sale of Fund Shares	6.03%	9.31%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.22%

*	The YP Microsoft Fund commenced operations on October 30, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the YP Microsoft Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the YP Netflix Fund by showing changes in the Fund’s performance over time. The following bar chart shows the YP Netflix Fund’s annual returns. The table illustrates how the YP Netflix Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the YP Netflix Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the YP Netflix Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor YP Netflix Fund (the Kurv Yield Premium Strategy Netflix (NFLX) ETF for dates prior to November 18, 2024. The YP Netflix Fund has adopted the performance of the Predecessor YP Netflix Fund as a result of a reorganization in which the YP Netflix Fund has acquired all the assets and liabilities of the Predecessor YP Netflix Fund (the “Reorganization”). Prior to the Reorganization, the YP Netflix Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the YP Netflix Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the YP Netflix Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The YP Netflix Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was 37.81%.

During the period shown in the bar chart, the best performance for a quarter was 19.03% for the quarter ended March 31, 2024. The worst performance was 3.22% for the quarter ended September 30, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	37.81%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	19.03%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	3.22%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the YP Netflix Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
YP Netflix Fund
Return Before Taxes	52.88%	60.24%
Return After Taxes on Distributions	40.44%	47.49%
Return After Taxes on Distributions and Sale of Fund Shares	30.25%	40.04%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.67%

*	The YP Netflix Fund commenced operations on October 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the YP Netflix Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the YP Tesla Fund by showing changes in the Fund’s performance over time. The following bar chart shows the YP Tesla Fund’s annual returns. The table illustrates how the YP Tesla Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the YP Tesla Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the YP Tesla Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor YP Tesla Fund (the Kurv Yield Premium Strategy Tesla (TSLA) ETF for dates prior to November 18, 2024. The YP Tesla Fund has adopted the performance of the Predecessor YP Tesla Fund as a result of a reorganization in which the YP Tesla Fund has acquired all the assets and liabilities of the Predecessor YP Tesla Fund (the “Reorganization”). Prior to the Reorganization, the YP Tesla Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the YP Tesla Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the YP Tesla Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The YP Tesla Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was -18.39%.

During the period shown in the bar chart, the best performance for a quarter was 35.81% for the quarter ended December 31, 2024. The worst performance was -25.46% for the quarter ended March 31, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(18.39%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	35.81%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(25.46%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the YP Tesla Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
YP Tesla Fund
Return Before Taxes	40.85%	54.37%
Return After Taxes on Distributions	31.32%	43.28%
Return After Taxes on Distributions and Sale of Fund Shares	22.91%	35.18%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.67%

*	The YP Tesla Fund commenced operations on October 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the YP Tesla Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.kurvinvest.com.

Prior performance shown below is for the Predecessor Fund (the Kurv Yield Premium Strategy Apple (AAPL) ETF) for dates prior to November 18, 2024. The Fund has adopted the performance of the Predecessor Fund as a result of a reorganization in which the Fund has acquired all the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2025, was -15.15%.

During the period shown in the bar chart, the best performance for a quarter was 14.69% for the quarter ended June 30, 2024. The worst performance was -8.96% for the quarter ended March 31, 2024.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(15.15%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	14.69%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(8.96%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]

	One Year	Since Inception*
Fund
Return Before Taxes	20.59%	26.36%
Return After Taxes on Distributions	14.43%	19.97%
Return After Taxes on Distributions and Sale of Fund Shares	12.02%	17.30%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	36.67%

*	The Fund commenced operations on October 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.kurvinvest.com